Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.5%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$157	12 Month USD LIBOR + 1.739%	3.855%	11/01/36	$158,591
330	12 Month USD LIBOR + 1.905%	3.95	10/01/36	335,983
1,146	12 Month USD LIBOR + 1.814%	4.538	06/01/43	1,172,329
218	Federal National Mortgage Association, Conventional Pool:,
	12 Month USD LIBOR + 1.57%	4.445	05/01/44	220,829
	Total Agency Adjustable Rate Mortgages (Cost $1,943,779)			1,887,732

	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
1,262	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,261,667)	2.637	09/15/26	1,315,602
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (5.1%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,481,432
2,745	Petroleos Mexicanos (Mexico)	2.46	12/15/25	2,829,826
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $18,321,907)			19,311,258

	Agency Fixed Rate Mortgages (38.0%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
588		3.00	12/01/49	612,418
1,582		4.00	04/01/49	1,688,138
904		4.50	11/01/48	973,333
	Gold Pools:
5,233		3.00	03/01/47–06/01/49	5,518,084
8,635		3.50	08/01/42–04/01/49	9,265,405
4,402		4.00	12/01/41–10/01/45	4,761,625
715		5.00	01/01/40	793,574
876		5.50	11/01/39	988,190
153		6.50	03/01/29–09/01/32	172,747
216		7.50	05/01/35	259,157
135		8.00	08/01/32	161,975
147		8.50	08/01/31	182,027
	Federal National Mortgage Association, April TBA:
10,500	(a)	2.50	04/01/50	10,878,164
4,870	(a)	3.00	04/01/35	5,095,423
	Conventional Pools:
824		2.50	02/01/50	855,432
13,501		3.00	06/01/40–11/01/49	14,209,764
20,069		3.50	12/01/42–07/01/49	21,431,274
23,156		4.00	11/01/41–09/01/48	25,061,383
9,013		4.50	01/01/25–09/01/48	9,867,557
2,630		5.00	05/01/35–02/01/41	2,925,984
725		5.12	03/01/38	820,983
2,306		5.50	03/01/35–10/01/35	2,615,961
36		6.50	06/01/29–02/01/33	41,269
1		7.00	05/01/31	1,016
341		7.50	08/01/37	416,509
279		8.00	04/01/33	343,248
270		8.50	10/01/32	329,924
	Government National Mortgage Association, Various Pools:
7,400		3.50	08/20/45–07/20/49	7,875,207
9,931		4.00	11/20/42–05/20/49	10,649,191

596		4.50		04/20/49	631,707
966		5.00		01/20/40–02/20/49	1,046,925
73		5.125		11/20/37	78,665
527		5.25		04/20/36–09/20/39	577,016
966		5.375		02/20/36–08/20/40	1,064,859
1,250		6.00		02/15/28–09/20/34	1,399,706
87		7.00		03/20/26–07/20/29	101,834
384		8.00		11/15/21–08/15/31	393,619
427		8.50		07/15/30	473,870
27		9.00		05/15/20–02/15/25	31,264
10		9.50		05/15/20–12/15/20	10,108
1		10.00		05/15/20–11/15/20	1,991
	Total Agency Fixed Rate Mortgages (Cost $140,366,132)				144,606,526

	Asset-Backed Securities (1.8%)
1,403	Invitation Homes Trust,
	1 Month USD LIBOR + 1.00% (b)	1.80	(c)	07/17/37	1,329,077
367	North Carolina State Education Assistance Authority,
	3 Month USD LIBOR + 0.80%	2.594	(c)	07/25/25	366,862
	United States Small Business Administration
1,542		2.42		06/01/32	1,575,941
3,640		2.67		04/01/32	3,759,582
	Total Asset-Backed Securities (Cost $6,942,666)				7,031,462

	Collateralized Mortgage Obligations - Agency Collateral Series (8.9%)
	Federal Home Loan Mortgage Corporation
5,600		2.373		05/25/22	5,739,357
4,700		2.682		10/25/22	4,879,088
3,850		3.208		02/25/26	4,242,472
4,000		3.32		02/25/23	4,241,248
3,429		3.527	(c)	10/25/23	3,714,994
3,200		3.69		01/25/29	3,826,037
2,760		3.90	(c)	08/25/28	3,345,953
	IO
32,756		0.326	(c)	11/25/27	747,730
20,323		0.435	(c)	08/25/27	572,876
	IO REMIC
3,542	6.00% - 1 Month USD LIBOR	5.295	(d)	11/15/43	587,576
1,722	6.05% - 1 Month USD LIBOR	5.345	(d)	04/15/39	41,420
	Federal National Mortgage Association
812		3.763		06/25/21	826,717
	IO
3,284	6.39% - 1 Month USD LIBOR	4.763	(d)	09/25/20	11,876
	IO REMIC
7,159		3.50		02/25/39	243,874
5,399	6.55% - 1 Month USD LIBOR	5.603	(d)	08/25/41	576,417
	Government National Mortgage Association, IO
519		5.00		02/16/41	76,883
540	6.10% - 1 Month USD LIBOR	5.395	(d)	07/16/33	2,922
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $30,427,665)				33,677,440

	Commercial Mortgage-Backed Securities (3.9%)
1,391	Bancorp Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.05% (b)	1.755	(c)	09/15/36	1,326,774
6,991	BANK 2019-BNK21, IO	0.997	(c)	10/17/52	448,296
9,980	Barclays Commercial Mortgage Trust, IO	1.347	(c)	05/15/52	940,448
600	CAMB Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.07% (b)	1.775	(c)	12/15/37	562,338
	Citigroup Commercial Mortgage Trust, IO

5,671		0.849	(c)	11/10/48	172,685
14,080		0.894	(c)	09/10/58	560,790
8,412		1.036	(c)	11/10/46	263,036
7,088	COMM Mortgage Trust, IO	1.123	(c)	08/10/46	221,318
23,494	Commercial Mortgage Pass-Through Certificates, IO	0.591	(c)	02/10/47	467,997
	GS Mortgage Securities Trust, IO
9,304		1.032	(c)	11/10/46	290,909
16,454		1.057	(c)	04/10/47	458,226
14,996		1.267	(c)	10/10/48	800,627
1,300	Hawaii Hotel Trust,
	1 Month USD LIBOR + 1.15% (b)	1.855	(c)	05/15/38	1,096,528
9,073	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.729	(c)	12/15/49	262,932
	JPMBB Commercial Mortgage Securities Trust, IO
23,412		0.76	(c)	01/15/47	549,891
5,162		1.064	(c)	11/15/45	158,315
1,400	Mortgage Trust,
	1 Month USD LIBOR + 1.20% (b)	1.905	(c)	12/15/35	1,343,490
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,315,194
1,320	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	1.90	(c)	09/15/36	1,240,677
	Wells Fargo Commercial Mortgage Trust
800	1 Month USD LIBOR + 1.14% (b)	1.845	(c)	01/15/35	757,103
800	1 Month USD LIBOR + 1.01% (b)	2.66	(c)	02/15/37	665,929
	WFRBS Commercial Mortgage Trust, IO
12,424		0.429	(c)	08/15/46	143,553
11,756		0.848	(c)	03/15/46	234,705
13,826		1.081	(c)	12/15/46	446,930
	Total Commercial Mortgage-Backed Securities (Cost $14,822,713)				14,728,691

	Mortgages - Other (10.9%)
1,710	BRAVO Residential Funding Trust (b)	3.50	(c)	10/25/44	1,727,162
1,146	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	1,134,825
1,107	CIM Trust (b)	3.00	(c)	04/25/57	1,110,601
	Federal Home Loan Mortgage Corporation
343	1 Month USD LIBOR + 1.20%	2.147	(c)	10/25/29	335,281
569	1 Month USD LIBOR + 1.85%	2.797	(c)	10/25/27	555,184
6,410		3.00		09/25/45–05/25/47	6,345,258
4,497		3.50		05/25/45–05/25/47	4,535,440
73	1 Month USD LIBOR + 2.80%	3.747	(c)	05/25/28	72,105
111	1 Month USD LIBOR + 2.90%	3.847	(c)	07/25/28	110,310
217		4.00		05/25/45	219,895
120	Federal National Mortgage Association,
	1 Month USD LIBOR + 1.30%	2.247	(c)	04/25/29	118,885
	Galton Funding Mortgage Trust
1,252	(b)	3.50	(c)	06/25/59	1,239,117
1,255	(b)	4.00	(c)	11/25/57–02/25/59	1,256,595
	New Residential Mortgage Loan Trust
2,190	(b)	3.75	(c)	11/26/35–08/25/55	2,271,227
3,356	(b)	4.00	(c)	02/25/57–09/25/57	3,491,011
	Seasoned Credit Risk Transfer Trust
11,727		3.00		07/25/56–02/25/59	12,220,900
1,343		4.00		08/25/58–02/25/59	1,453,894
3,017		4.50		06/25/57	3,274,782
	Total Mortgages - Other (Cost $40,496,182)				41,472,472

	Municipal Bonds (11.9%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,436,960
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,893,176

3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,768,726
5,980	Los Angeles Unified School District	5.75	07/01/34	7,690,364
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,932,009
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,863,079
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue Series A	5.267	05/01/27	4,380,613
3,000	New York State Dormitory Authority, NY	5.628	03/15/39	3,551,292
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,460,370
1,580	State of Washington	5.481	08/01/39	2,189,885
	Total Municipal Bonds (Cost $35,656,103)			45,166,474

	U.S. Agency Securities (8.6%)
2,175	Federal Home Loan Bank	3.25	11/16/28	2,572,698
6,960	Private Export Funding Corp.	4.30	12/15/21	7,391,680
	Tennessee Valley Authority
6,935		5.25	09/15/39	10,624,297
8,085		7.125	05/01/30	12,149,254
	Total U.S. Agency Securities (Cost $26,474,836)			32,737,929

	U.S. Treasury Securities (8.0%)
	U.S. Treasury Bonds
2,929		1.00	02/15/48	3,607,599
3,150		2.25	08/15/46	3,803,379
4,625		2.875	08/15/45	6,198,584
2,050		3.00	05/15/45	2,793,125
	U.S. Treasury Notes
8,683		0.875	01/15/29	9,433,774
4,075		1.75	11/15/29	4,477,725
	Total U.S. Treasury Securities (Cost $28,680,540)			30,314,186

	Short-Term Investments (6.2%)
	U.S. Treasury Securities (4.7%)
2,370	U.S. Treasury Bill (e)(f)	1.534	07/30/20	2,369,386
15,475	U.S. Treasury Note	1.50	05/31/20	15,511,008
	Total U.S. Treasury Securities (Cost $17,829,527)			17,880,394

NUMBER OF SHARES (000)
	Investment Company (1.5%)
5,560	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $5,559,793)		5,559,793
	Total Short-Term Investments (Cost $23,389,320)		23,440,187

	Total Investments (Cost $368,783,510) (h)(i)(j)	104.1%	395,689,959
	Liabilities in Excess of Other Assets	(4.1)	(15,624,279)
	Net Assets	100.0%	$380,065,680

AID	Agency for International Development.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)

Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2020.
(e)	Rate shown is the yield to maturity at March 31, 2020.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by $2,298 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis, open futures contracts.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the (as defined herein) Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,541,262 and the aggregate gross unrealized depreciation is $2,306,859, resulting in net unrealized appreciation of $26,234,403.

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	298	Jun-20	$29,800	$37,357,094	$501,929
U.S. Treasury 2 yr. Note	31	Jun-20	6,200	6,831,867	2,484
U.S. Treasury Ultra Long Bond	15	Jun-20	1,500	3,328,125	63,322
U.S. Treasury 30 yr. Bond	1	Jun-20	100	179,063	(2,531)
Short:
U.S. Treasury 10 yr. Ultra Long Bond	183	Jun-20	(18,300)	(28,553,719)	(1,237,250)
					$(672,046)

Currency Abbreviation:

USD - United States Dollar.

PORTFOLIO COMPOSITION* as of 03/31/20	Percentage of Total Investments
Agency Fixed Rate Mortgages	36.5%
Municipal Bonds	11.4
Mortgages - Other	10.5
Collateralized Mortgage Obligations - Agency Collateral Series	8.5
U.S. Agency Securities	8.3
U.S. Treasury Securities	7.7
Short-Term Investments	5.9
Agency Bonds - Sovereign (U.S. Government Guaranteed)	4.9
Commercial Mortgage-Backed Securities	3.7
Asset-Backed Securities	1.8
Agency Adjustable Rate Mortgages	0.5
Agency Bonds - Finance (U.S. Government Guaranteed)	0.3
100.0%

*                 Does not include open long/short futures contracts with a value of $76,249,868 and net unrealized depreciation of $672,046.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • March 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,887,732	$—	$1,887,732
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,315,602	—	1,315,602
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	19,311,258	—	19,311,258
Agency Fixed Rate Mortgages	—	144,606,526	—	144,606,526
Asset-Backed Securities	—	7,031,462	—	7,031,462
Collateralized Mortgage Obligations - Agency Collateral Series	—	33,677,440	—	33,677,440
Commercial Mortgage-Backed Securities	—	14,728,691	—	14,728,691
Mortgages - Other	—	41,472,472	—	41,472,472
Municipal Bonds	—	45,166,474	—	45,166,474
U.S. Agency Securities	—	32,737,929	—	32,737,929
U.S. Treasury Securities	—	30,314,186	—	30,314,186
Total Fixed Income Securities	—	372,249,772	—	372,249,772
Short-Term Investments
U.S. Treasury Securities	—	17,880,394	—	17,880,394
Investment Company	5,559,793	—	—	5,559,793
Total Short-Term Investments	5,559,793	17,880,394	—	23,440,187
Futures Contracts	567,735	—	—	567,735
Total Assets	6,127,528	390,130,166	—	396,257,694
Liabilities:
Futures Contracts	(1,239,781)	—	—	(1,239,781)
Total	$4,887,747	$390,130,166	$—	$395,017,913

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.